Quarterly Holdings Report
for

Fidelity® Limited Term Municipal Income Fund

March 31, 2020

STM-QTLY-0520
1.814658.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Black Belt Energy Gas District Bonds (Proj. No. 5) Series A, 4%, tender 10/1/26 (a)	4,000	4,193
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	2,630	2,725
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	585	626
5% 3/1/23	830	910
5% 3/1/24	1,225	1,379
5% 3/1/25	1,225	1,414
Series 2016 B:
5% 3/1/22	1,330	1,422
5% 3/1/24	1,210	1,362
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/21	490	504
5% 3/1/22	3,145	3,326

TOTAL ALABAMA		17,861

Alaska - 0.4%
Anchorage Gen. Oblig.:
Series B, 5% 9/1/22	1,395	1,523
Series C, 5% 9/1/22	980	1,070
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	9,200	9,298

TOTAL ALASKA		11,891

Arizona - 3.8%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/21	1,395	1,474
5% 10/1/22	1,485	1,619
5% 10/1/23	1,950	2,193
5% 10/1/24	2,025	2,341
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/21	1,080	1,146
5% 12/1/22	785	854
5% 12/1/23	980	1,095
5% 12/1/24	1,465	1,678
Arizona State Lottery Rev. Series 2019, 5% 7/1/22	2,045	2,217
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	1,625	1,656
Series 2007, 2.7%, tender 8/14/23 (a)(b)	13,345	13,632
Series 2019, 5%, tender 6/3/24 (a)(b)	24,230	26,847
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	980	1,064
Series 2017, 5% 7/1/22	3,320	3,599
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	735	770
5% 7/1/22 (FSA Insured)	1,145	1,242
5% 7/1/23 (FSA Insured)	1,365	1,530
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (a)	4,985	5,896
Series 2016 A, 5% 1/1/25	4,675	5,465
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B:
5% 7/1/24 (b)	1,250	1,401
5% 7/1/25 (b)	1,500	1,715
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,362
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,297
5% 12/1/22	2,415	2,654
5% 12/1/23	3,350	3,800
Pima County Swr. Sys. Rev. Series 2020 A:
5% 7/1/22	2,340	2,539
5% 7/1/23	2,155	2,412
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 B, 4% 10/1/23 (c)	3,915	3,796
Western Maricopa Ed. Ctr. District Series 2019 B:
4% 7/1/21	3,525	3,651
5% 7/1/26	2,000	2,434

TOTAL ARIZONA		105,379

California - 2.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,075	5,488
Series B, 2.85%, tender 4/1/25 (a)	4,150	4,416
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 12/31/23 (b)	860	922
5% 6/30/24 (b)	665	718
5% 12/31/24 (b)	800	870
5% 6/30/25 (b)	1,000	1,092
5% 12/31/25 (b)	1,760	1,935
5% 6/30/26 (b)	1,360	1,500
5% 12/31/26 (b)	2,570	2,852
5% 6/30/27 (b)	1,910	2,124
5% 12/31/27 (b)	3,000	3,353
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/21	1,205	1,248
5% 6/1/22	1,685	1,793
5% 6/1/23	1,925	2,100
5% 6/1/24	1,085	1,212
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	3,141
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000	10,372
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	980	1,086
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,170
5% 11/1/24	1,955	2,223
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	2,445	2,542
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,558

TOTAL CALIFORNIA		54,715

Colorado - 2.5%
Colorado Health Facilities Auth. Bonds:
(Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	1,385	1,417
Series 2019 B:
5%, tender 8/1/25 (a)	2,700	3,101
5%, tender 8/1/26 (a)	2,035	2,382
5%, tender 11/19/26 (a)	3,990	4,792
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	1,840	1,784
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,170	5,434
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,785	1,951
Series 2019 H, 4.25% 11/1/49	895	980
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,913
Series 2014 A, 5% 6/1/23	3,775	4,209
Series 2020:
5% 6/1/26	1,000	1,218
5% 6/1/27	2,000	2,497
5% 6/1/28	2,000	2,555
5% 6/1/29	2,000	2,605
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (a)	14,030	15,836
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,761
Series 2015 A, 5% 9/1/20	980	995
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	9,030	9,268

TOTAL COLORADO		68,698

Connecticut - 6.6%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	22,910	23,834
Series 2014 H, 5% 11/15/21	6,255	6,605
Series 2016 A, 5% 3/15/26	1,925	2,265
Series 2019 A:
5% 4/15/23	1,550	1,705
5% 4/15/25	4,380	5,058
5% 4/15/26	2,355	2,776
5% 4/15/30	965	1,193
Series 2019 B:
5% 2/15/22	9,205	9,793
5% 2/15/23	14,690	16,087
5% 2/15/24	16,995	19,091
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (a)	16,680	16,680
Series 2014 A, 1.1%, tender 2/7/23 (a)	7,100	7,048
Series 2014 B, 1.8%, tender 7/1/24 (a)	3,150	3,154
Series 2015 A, 2.05%, tender 7/21/21 (a)	16,315	16,366
Series U1, 2%, tender 2/8/22 (a)	11,050	11,140
Series X2, 1.8%, tender 2/9/21 (a)	12,000	12,000
Series 2018 S:
5% 7/1/23	1,455	1,597
5% 7/1/24	1,000	1,126
Series 2019 A:
4% 7/1/23 (c)	1,045	1,084
4% 7/1/24 (c)	1,090	1,141
5% 7/1/28 (c)	1,315	1,499
5% 7/1/29 (c)	940	1,082
Series 2019 Q-1:
5% 11/1/21	1,000	1,057
5% 11/1/23	1,870	2,109
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	2,210	2,256
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	1,650	1,797
New Britain Gen. Oblig. Series 2009, 5% 4/1/24	1,490	1,621
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	980	1,111
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,503
5% 1/1/26	3,735	4,431
Univ. of Connecticut Gen. Oblig.:
Series 2013 A, 5% 2/15/22	1,000	1,069
Series 2016 A, 5% 3/15/22	775	831
Series 2019 A:
5% 11/1/26	1,000	1,220
5% 11/1/26	1,065	1,300

TOTAL CONNECTICUT		185,629

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C, 5% 1/1/21	1,955	2,011
District Of Columbia - 2.1%
District of Columbia Income Tax Rev.:
Series 2020 A:
5% 3/1/23	1,075	1,194
5% 3/1/24	600	688
Series 2020 B, 5% 10/1/22	3,790	4,151
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (a)	7,540	7,412
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/23 (b)	1,305	1,366
5% 10/1/24 (b)	1,175	1,230
Series 2012 A, 5% 10/1/22 (b)	6,185	6,680
Series 2014 A, 5% 10/1/23 (b)	435	482
Series 2017 A, 5% 10/1/26 (b)	6,555	7,747
Series 2018 A, 5% 10/1/21 (b)	3,595	3,794
Series 2019 A:
5% 10/1/22 (b)	1,815	1,960
5% 10/1/23 (b)	465	516
5% 10/1/25 (b)	1,410	1,636
Series 2020 A:
5% 10/1/21 (b)(d)	3,115	3,253
5% 10/1/22 (b)(d)	4,540	4,855
5% 10/1/23 (b)(d)	2,390	2,623
5% 10/1/24 (b)(d)	4,470	5,023
5% 10/1/25 (b)(d)	4,470	5,129

TOTAL DISTRICT OF COLUMBIA		59,739

Florida - 7.8%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	980	1,027
Series 2015 C:
5% 7/1/21	635	665
5% 7/1/22	3,645	3,933
5% 7/1/23	2,935	3,265
Broward County Arpt. Sys. Rev.:
Series 2015 C, 5% 10/1/24 (b)	1,010	1,131
Series 2019 A:
5% 10/1/23 (b)	1,200	1,316
5% 10/1/24 (b)	1,300	1,456
5% 10/1/25 (b)	1,500	1,711
Series 2019 B:
5% 10/1/24 (b)	750	840
5% 10/1/25 (b)	755	861
Series A:
5% 10/1/22 (b)	2,935	3,143
5% 10/1/23 (b)	3,930	4,307
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,452
Series 2015 A:
5% 7/1/21	4,400	4,611
5% 7/1/22	3,425	3,718
5% 7/1/23	2,690	3,018
5% 7/1/24	1,290	1,488
Series 2015 B:
5% 7/1/22	4,490	4,874
5% 7/1/23	2,690	3,018
5% 7/1/24	1,120	1,292
Florida Higher Edl. Facilities Fing. Auth. Series 2019, 5% 10/1/21	225	236
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,063
5% 10/1/22	1,955	2,070
5% 10/1/23	1,240	1,336
5% 10/1/24	1,955	2,135
5% 10/1/25	1,710	1,892
5% 10/1/26	1,955	2,153
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A:
5% 10/1/25 (b)	980	1,126
5% 10/1/26 (b)	1,955	2,284
Series 2019 A:
5% 10/1/24 (b)	12,700	14,309
5% 10/1/25 (b)	6,700	7,697
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,431
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	2,025	2,213
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	915	924
5% 7/1/22	1,955	2,106
5% 7/1/23	1,955	2,169
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	4,810	5,524
Manatee County Rev. Series 2013, 5% 10/1/22	980	1,071
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,486
Miami-Dade County Aviation Rev. Series 2017 B, 5% 10/1/20 (b)	2,075	2,106
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
5% 7/1/20	980	989
5% 7/1/21	1,955	2,041
5% 7/1/22	1,955	2,107
5% 7/1/23	1,955	2,113
Series 2014 B:
5% 7/1/22	1,465	1,579
5% 7/1/23	3,180	3,530
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	8,010	9,093
Series 2014 D:
5% 11/1/21	6,140	6,513
5% 11/1/22	2,850	3,106
5% 11/1/23	7,485	8,403
Series 2015 A:
5% 5/1/21	3,915	4,078
5% 5/1/22	3,640	3,908
5% 5/1/23	6,360	7,035
Series 2015 B, 5% 5/1/24	28,915	32,934
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/20 (Escrowed to Maturity)	1,395	1,430
5% 12/1/21 (Escrowed to Maturity)	1,465	1,557
5% 12/1/23 (Escrowed to Maturity)	190	215
5% 12/1/24 (Escrowed to Maturity)	380	435
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/24	1,000	1,050
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/21	3,950	4,098
5% 8/1/21	5,185	5,447
5% 8/1/22	980	1,066
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/20	980	999
5% 10/1/21	980	1,036
5% 10/1/22	980	1,067
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,159
5% 7/1/26	1,115	1,353
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,135	1,197
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,483
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,760	1,787
Village Cmnty. Dev. District No. 13 Series 2019, 2.625% 5/1/24 (c)	500	488

TOTAL FLORIDA		217,753

Georgia - 3.5%
Atlanta Arpt. Rev. 5% 1/1/22	980	1,042
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (a)	21,200	21,022
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	6,480	6,375
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,930	9,956
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2013 A, 2.4%, tender 4/1/20 (a)	9,780	9,780
Series 2017 E, 3.25%, tender 2/3/25 (a)	900	913
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (a)	4,800	5,568
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/21	1,635	1,662
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/22	980	1,070
5% 10/1/23	2,365	2,664
Series R, 5% 10/1/21	4,890	5,161
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	13,910	14,360
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	4,005	4,089
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,610	4,644
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	6,000	6,010
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,260	3,383

TOTAL GEORGIA		97,699

Hawaii - 0.3%
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/20 (b)	2,985	3,021
5% 8/1/21 (b)	540	566
5% 8/1/22 (b)	2,030	2,172
5% 8/1/23 (b)	1,440	1,579

TOTAL HAWAII		7,338

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	440	476
Illinois - 12.8%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/24	420	464
4% 6/1/25	465	524
Series 2020 A, 0% 1/1/22	200	196
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,780	9,272
Series 2010 F, 5% 12/1/20	745	751
Series 2017 C:
5% 12/1/26	485	498
5% 12/1/27	2,830	2,908
Series 2018 C, 5% 12/1/24	13,000	13,278
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	3,951
Chicago Midway Arpt. Rev.:
Series 2013 B:
5% 1/1/22	4,890	5,170
5% 1/1/23	5,770	6,279
5% 1/1/25	775	841
Series 2014 B:
5% 1/1/21	390	400
5% 1/1/23	2,445	2,661
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/21	390	397
5% 1/1/22	295	306
5% 1/1/23	525	530
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	1,370	1,408
Series 2012 B:
4% 1/1/27 (b)	445	455
5% 1/1/21 (b)	4,505	4,616
Series 2013 A, 5% 1/1/23 (b)	2,280	2,445
Series 2013 B, 5% 1/1/22	3,915	4,161
Series 2013 D, 5% 1/1/22	3,150	3,348
Series 2017 D, 5% 1/1/27 (b)	1,470	1,695
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/20	2,430	2,444
5% 6/1/21	2,305	2,397
5% 6/1/25	1,225	1,429
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,175	1,246
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 4% 3/1/23	1,265	1,366
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/22	4,850	4,895
Series 2011 A, 5.25% 11/15/22	980	1,001
Series 2012 C:
5% 11/15/20	7,055	7,125
5% 11/15/21	5,465	5,558
5% 11/15/22	1,260	1,292
Series 2014 A:
5% 11/15/20	980	990
5% 11/15/21	490	498
5% 11/15/22	1,325	1,359
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.2%, tender 5/1/20 (a)(b)	14,250	14,251
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,941
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	5,122
5% 5/15/27	9,260	11,277
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,000	2,991
Series 2017 B, 5%, tender 12/15/22 (a)	4,825	5,231
Series E, 2.25%, tender 4/29/22 (a)	23,105	23,312
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,182
Series 2012 A, 5% 5/15/23	1,270	1,360
Series 2012:
5% 9/1/20	1,440	1,463
5% 9/1/21	2,000	2,107
5% 9/1/22	3,455	3,765
Series 2015 A:
5% 11/15/22	490	531
5% 11/15/24	1,490	1,717
5% 11/15/25	1,905	2,247
5% 11/15/26	1,955	2,308
Series 2015 B, 5% 11/15/24	1,910	2,173
Series 2016 A:
5% 8/15/20	490	496
5% 2/15/21	735	759
5% 8/15/21	685	716
5% 2/15/23	980	1,078
5% 8/15/23	1,465	1,620
5% 8/15/24	2,135	2,422
Series 2016 C:
5% 2/15/22	3,335	3,569
5% 2/15/23	8,870	9,522
5% 2/15/24	5,220	5,728
Series 2016:
5% 7/1/22	2,895	3,143
5% 5/15/25	490	571
5% 5/15/26	980	1,167
5% 5/15/27	1,225	1,452
Series 2017:
5% 1/1/23	1,465	1,617
5% 1/1/25	2,260	2,656
Series 2019:
5% 9/1/23	400	425
5% 9/1/24	415	447
5% 9/1/25	300	327
5% 4/1/26	1,625	1,944
5% 9/1/26	300	329
5% 4/1/27	2,135	2,611
5% 9/1/27	500	553
5% 4/1/28	1,425	1,777
5% 4/1/29	2,000	2,535
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,565	1,567
Series 2012 A, 4% 1/1/23	1,245	1,250
Series 2012:
5% 8/1/21	2,360	2,402
5% 8/1/22	5,675	5,831
5% 8/1/22 (FSA Insured)	1,105	1,135
Series 2013:
5% 7/1/21	6,360	6,467
5% 7/1/22	10,995	11,288
5.5% 7/1/25	265	278
Series 2014:
5% 2/1/22	2,935	3,005
5% 4/1/23	2,165	2,239
5% 2/1/25	2,275	2,366
Series 2016, 5% 1/1/26	2,970	3,122
Series 2017 D:
5% 11/1/23	3,860	4,008
5% 11/1/25	6,635	7,001
Series 2018 A, 5% 10/1/26	4,615	4,871
Series 2019 B, 5% 9/1/20	3,740	3,761
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,298
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	1,320	1,332
5% 7/1/21	1,320	1,381
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series C:
5% 1/1/25	7,000	8,034
5% 1/1/26	15,000	17,542
5% 1/1/27	3,500	4,152
5% 1/1/28	7,965	9,566
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,715	4,400
0% 1/15/25	4,915	4,489
0% 1/15/26	3,695	3,294
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/23	2,175	2,394
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/24 (Build America Mutual Assurance Insured) (d)	1,100	1,227
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/22	9,780	10,478

TOTAL ILLINOIS		358,774

Indiana - 2.9%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	2,005	2,097
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	3,345	3,337
Series 2013:
5% 8/15/22	685	745
5% 8/15/23	980	1,099
Indiana Fin. Auth. Rev. Series 2012, 5% 3/1/21 (Escrowed to Maturity)	1,200	1,243
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	805	820
5% 10/1/22	1,590	1,734
Series 2014 A:
5% 10/1/20	365	372
5% 10/1/21	370	391
5% 10/1/22	660	720
Series 2015 A:
5% 10/1/24	1,460	1,694
5% 10/1/25	1,590	1,851
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	1,440	1,451
Indiana Hsg. & Cmnty. Dev. Auth. Series 2019 B, 3.5% 1/1/49	1,855	1,977
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1:
5% 1/1/21 (b)	2,690	2,766
5% 1/1/23 (b)	1,940	2,088
5% 1/1/24 (b)	2,715	2,989
5% 1/1/25 (b)	2,845	3,193
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/21	1,225	1,251
5% 7/15/20	1,145	1,157
5% 7/15/21	980	1,027
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,160	4,212
Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (a)(b)	22,305	23,314
Series 2016 A, 5%, tender 3/1/23 (a)(b)	1,200	1,259
Series 2017, 5%, tender 11/1/24 (a)(b)	1,250	1,342
Series 2019 A, 5%, tender 6/5/26 (a)(b)	15,945	17,392

TOTAL INDIANA		81,521

Iowa - 0.0%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/24 (b)	800	914
Kansas - 0.1%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,525	1,663
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	533
5% 9/1/23	710	796
5% 9/1/25	785	926

TOTAL KANSAS		3,918

Kentucky - 3.3%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/24	1,330	1,480
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	980	1,114
Series 2019:
5% 2/1/21	385	395
5% 2/1/23	625	679
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.75%, tender 9/1/26 (a)(b)	1,745	1,770
Series 2008 A, 1.2%, tender 6/1/21 (a)(b)	7,805	7,765
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	10,200	10,349
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,380	1,387
5% 6/1/22	1,525	1,622
5% 6/1/24	1,655	1,850
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	1,500	1,678
(Kentucky St Proj.) Series D, 5% 5/1/21	980	1,019
Series A:
5% 11/1/24	1,250	1,442
5% 11/1/25	1,650	1,922
Series C, 5% 11/1/21 (d)	2,515	2,654
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2019 A1, 4%, tender 6/1/25 (a)	10,455	10,887
Series A, 4%, tender 6/1/26 (a)	10,000	9,989
Series C1, 4%, tender 6/1/25 (a)	15,000	15,617
Series A:
4% 12/1/23	600	624
4% 12/1/25	825	873
4% 6/1/26	1,085	1,147
Louisville & Jefferson County Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	2,800	3,041
Series 2020 C, 5%, tender 10/1/26 (a)	5,985	6,794
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (b)	1,280	1,435
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	560	604
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	2,140	2,308
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	2,315	2,369

TOTAL KENTUCKY		92,814

Louisiana - 2.0%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/21 (FSA Insured)	4,890	5,102
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,490	1,618
Series 2012 C, 5% 7/15/21	3,305	3,465
Series 2014 D1, 5% 12/1/22	1,285	1,410
Series 2016 B:
5% 8/1/22	14,185	15,402
5% 8/1/23	6,115	6,853
Series 2016 D, 5% 9/1/22	6,220	6,772
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,465	1,533
5% 7/1/22	980	1,060
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (b)	300	325
5% 1/1/24 (b)	195	216
5% 1/1/25 (b)	195	221
5% 1/1/26 (b)	490	566
Series 2017 D2:
5% 1/1/23 (b)	390	422
5% 1/1/24 (b)	735	814
5% 1/1/25 (b)	490	554
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	60	62
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	3,765	3,029
Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	3,555	3,178
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,694

TOTAL LOUISIANA		57,296

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 5% 7/1/24	350	381
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,350	2,461
5% 7/1/22	1,810	1,962

TOTAL MAINE		4,804

Maryland - 1.0%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,703
5% 7/1/25	3,380	3,998
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
4% 6/1/20	2,960	2,973
5% 6/1/21	1,640	1,707
5% 6/1/22	1,750	1,814
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/22	880	944
5% 7/1/23	980	1,081
5% 7/1/24	1,955	2,213
5% 7/1/25	1,730	2,005
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,500	2,709
Series 2019 C, 3.5% 3/1/50	1,965	2,096
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	850	850
3% 11/1/25	625	593

TOTAL MARYLAND		26,686

Massachusetts - 0.7%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	3,000	3,289
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I:
5% 7/1/21	490	511
5% 7/1/22	585	629
5% 7/1/23	660	730
5% 7/1/24	1,075	1,220
5% 7/1/25	980	1,140
5% 7/1/26	980	1,165
Series 2019 A:
5% 7/1/23	525	578
5% 7/1/24	1,150	1,298
5% 7/1/25	825	952
Massachusetts Edl. Fing. Auth. Rev. Series 2016 J, 5% 7/1/23 (b)	2,175	2,400
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (b)	3,005	3,423
5% 7/1/25 (b)	1,115	1,300

TOTAL MASSACHUSETTS		18,635

Michigan - 3.1%
Clarkston Cmnty. Schools 5% 5/1/22	1,635	1,762
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (FSA Insured)	1,000	1,137
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 1.879% 7/1/32 (a)(e)	3,980	3,842
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24 (d)	925	1,034
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/21	2,105	2,192
5% 5/1/22	1,810	1,950
Grand Rapids Pub. Schools 5% 5/1/23 (FSA Insured)	1,275	1,417
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,056
5% 5/15/24	540	616
5% 5/15/25	635	743
5% 5/15/26	610	730
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	980	1,056
5% 4/15/24	1,450	1,664
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D1, 5% 7/1/22 (FSA Insured)	1,920	2,081
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (a)	1,630	1,696
Series 2019 MI2, 5%, tender 2/1/25 (a)	4,830	5,524
Series 2015 A:
5% 8/1/22	2,350	2,548
5% 8/1/23	3,715	4,153
Michigan Gen. Oblig. Series 2016:
5% 3/15/21	980	1,016
5% 3/15/22	2,280	2,448
5% 3/15/23	3,915	4,343
5% 3/15/24	6,760	7,736
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,535	3,585
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	3,140	3,215
Series CC, 1.45%, tender 9/1/21 (a)	7,040	7,003
Novi Cmnty. School District Series I:
4% 5/1/24	795	882
4% 5/1/25	600	680
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,210
5% 11/1/23	1,335	1,506
5% 5/1/24	1,880	2,153
5% 11/1/24	1,955	2,271
5% 5/1/25	1,100	1,296
5% 11/1/25	1,195	1,427
5% 11/1/26	1,155	1,386
5% 11/1/28	985	1,178
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,465	1,543
5% 9/1/23	490	551
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24 (d)	765	839
5% 7/1/25 (d)	500	557
5% 7/1/26 (d)	750	847
Spring Lake Pub. Schools 5% 5/1/21	4,020	4,185

TOTAL MICHIGAN		88,058

Minnesota - 0.7%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	1,039
5% 1/1/23	980	1,069
Series 2014 B:
5% 1/1/21 (b)	2,240	2,292
5% 1/1/22 (b)	1,955	2,058
5% 1/1/23 (b)	980	1,058
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,158
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,236
5% 1/1/23	1,115	1,226
5% 1/1/24	1,560	1,767
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	980	1,045
5% 1/1/23	1,465	1,615
5% 1/1/24	980	1,116

TOTAL MINNESOTA		18,679

Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.) Series 2019 B, 5% 1/1/24	400	449
Bonds Series II, 5%, tender 3/1/27 (a)	1,130	1,358
Series I:
5% 10/1/25	600	701
5% 10/1/27	800	975

TOTAL MISSISSIPPI		3,483

Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/21	390	398
5% 3/1/22	585	609
5% 3/1/23	980	1,038
5% 3/1/24	685	737
5% 3/1/25	710	774
5% 3/1/26	980	1,081
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	525	570
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	5,270	6,185

TOTAL MISSOURI		11,392

Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	260	286
Series A1, 3.5% 6/1/50	4,115	4,402

TOTAL MONTANA		4,688

Nebraska - 0.5%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	9,765	10,200
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	1,530	1,644
Series 2019 E, 3.75% 9/1/49 (b)	1,730	1,834

TOTAL NEBRASKA		13,678

Nevada - 2.3%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (b)	3,915	4,179
Series 2017 C, 5% 7/1/21 (b)	7,785	8,065
Clark County School District:
Series 2016 A:
5% 6/15/21	1,470	1,535
5% 6/15/23	1,285	1,419
Series 2016 D, 5% 6/15/23	10,000	11,046
Series 2017 A:
5% 6/15/22	2,800	3,005
5% 6/15/26	1,285	1,520
Series 2017 C:
5% 6/15/21	9,030	9,429
5% 6/15/23	4,550	5,026
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 1.47%, tender 6/1/20 (a)(b)(c)	2,700	2,700
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	2,640	2,923
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	5,185	5,324
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	4,800	4,816
Series 2016, 2.05%, tender 4/15/22 (a)(b)	2,900	2,910

TOTAL NEVADA		63,897

New Hampshire - 0.7%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (a)(b)	4,455	4,296
Series 2019 A4, 2.15%, tender 7/1/24 (a)(b)	2,250	2,170
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A:
5% 1/1/24 (b)	1,120	1,241
5% 1/1/25 (b)	1,000	1,133
New Hampshire Health & Ed. Facilities Auth. Series 2017 B, 4.125% 7/1/24 (c)	320	319
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,405
Series 2012:
4% 7/1/20	2,645	2,661
4% 7/1/21	1,485	1,529
Series 2016:
5% 10/1/21	1,225	1,289
5% 10/1/22	900	977
5% 10/1/23	2,785	3,110

TOTAL NEW HAMPSHIRE		20,130

New Jersey - 6.5%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/21	2,445	2,506
5% 2/15/22	2,445	2,573
5% 2/15/23	2,770	2,988
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	1,031
5% 6/1/23 (FSA Insured)	1,230	1,360
5% 6/1/24 (FSA Insured)	980	1,115
Series 2011 EE, 5% 9/1/20	1,320	1,333
Series 2012 II, 5% 3/1/22	6,155	6,418
Series 2013, 5% 3/1/23	13,920	14,601
Series 2016 BBB, 5% 6/15/23	9,010	9,490
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	10,760	10,810
5% 6/15/21	10,760	11,056
Series 2016 A:
5% 7/1/21	2,150	2,242
5% 7/1/22	6,160	6,494
5% 7/1/23	3,315	3,557
5% 7/1/24	7,740	8,465
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	3,175	3,670
Series 2019 B2, 5%, tender 7/1/25 (a)	3,890	4,603
Series 2019 B3, 5%, tender 7/1/26 (a)	1,000	1,209
Series 2016 A:
5% 7/1/21	170	177
5% 7/1/22	170	183
5% 7/1/23	595	656
5% 7/1/24	985	1,112
5% 7/1/24	475	536
5% 7/1/24	1,200	1,365
5% 7/1/25	515	594
5% 7/1/26	170	200
5% 7/1/27	255	300
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2015 1A, 5% 12/1/24 (b)	5,000	5,717
Series 2017 1A:
5% 12/1/22 (b)	1,250	1,358
5% 12/1/23 (b)	1,930	2,153
Series 2017 1B, 5% 12/1/21 (b)	1,285	1,357
Series 2019 A:
5% 12/1/23	720	809
5% 12/1/24	420	484
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/20 (b)	1,015	1,015
4% 10/1/21 (b)	2,120	2,186
4% 4/1/22 (b)	1,655	1,721
4% 4/1/23 (b)	1,090	1,151
4% 10/1/23 (b)	1,150	1,224
4% 4/1/25 (b)	1,405	1,530
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 1.567%, tender 1/1/21 (a)(e)	10,485	10,440
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.447% 1/1/21 (a)(e)	1,170	1,164
New Jersey Trans. Trust Fund Auth.:
Series 2010 A, 0% 12/15/27	5,520	4,430
Series 2013 A, 5% 6/15/20	17,605	17,687
Series 2016 A:
5% 6/15/22	2,630	2,770
5% 6/15/27	3,960	4,422
Series 2018 A, 5% 6/15/24	5,000	5,443
Series A:
5% 12/15/24	1,780	1,906
5% 12/15/25	1,665	1,803
5% 12/15/26	2,600	2,843
Series AA, 5% 6/15/29	1,000	1,029
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,795	5,049
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	990	1,031
5% 5/1/22	690	742
5% 5/1/23	540	600

TOTAL NEW JERSEY		182,708

New Mexico - 1.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	10,785	10,785
Series 2011, 1.875%, tender 4/1/20 (a)	6,155	6,155
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	3,135	3,714
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 1/1/50	4,900	5,302
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	15,000	16,343
Series 2019 A:
4% 5/1/21	505	518
4% 11/1/21	625	648
4% 5/1/22	960	1,005
4% 11/1/23	710	762
4% 5/1/24	950	1,026
4% 11/1/24	1,450	1,579
4% 5/1/25	2,790	3,042

TOTAL NEW MEXICO		50,879

New York - 2.2%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	490	530
5% 7/1/24	1,810	2,075
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	6,500	6,272
New York Dorm. Auth. Rev. Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	1,740	1,841
Series 2019 B2, 5%, tender 5/1/24 (a)	2,005	2,260
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (NY Muni. Wtr. Fin. Auth. Projs.) Series 2020 A:
5% 6/15/23	2,000	2,241
5% 6/15/24	1,400	1,621
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	20,000	20,269
Series 2008 B2, 5% 11/15/21	3,915	4,056
Series 2012 B, 5% 11/15/22	1,955	2,054
Series 2012 E, 5% 11/15/21	2,380	2,466
Series 2014 C, 5% 11/15/21	2,740	2,839
Series 2016 B, 5% 11/15/21	2,150	2,227
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	570	604
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (b)	625	715
5% 4/1/27 (b)	1,350	1,604
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (b)	5,335	6,110
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,500	2,713

TOTAL NEW YORK		62,497

New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series 185, 5% 9/1/23 (b)	870	949
North Carolina - 1.3%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25	1,115	1,293
5% 10/1/26	1,260	1,484
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	3,580	3,837
5% 3/1/23	3,580	3,949
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 43, 4% 7/1/50	7,200	7,867
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	4,235	4,201
Series 2019 C, 2.55%, tender 6/1/26 (a)	7,335	7,291
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	5,211
5% 1/1/23	1,465	1,600

TOTAL NORTH CAROLINA		36,733

Ohio - 2.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	1,955	2,252
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	5,280	5,630
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	2,500	2,509
Series 2019 A, 2.3%, tender 2/15/22 (a)	5,990	6,065
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	490	561
5% 1/1/24 (FSA Insured)	1,175	1,320
5% 1/1/25 (FSA Insured)	1,225	1,401
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,222
5% 6/15/23	1,815	1,959
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,166
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/21	2,000	2,125
Hamilton County HealthCare Facilities Rev. Series 2012, 5% 6/1/21	1,200	1,250
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	500	618
5% 8/1/28	1,000	1,260
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/21	2,640	2,716
5% 1/1/22	1,665	1,776
5% 1/1/23	1,955	2,147
5% 1/1/24	1,690	1,910
5% 1/1/25	2,035	2,361
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	375	415
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/22	1,525	1,630
5% 2/1/23	2,510	2,769
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/21	1,295	1,334
5% 2/15/22	1,075	1,144
5% 2/15/23	2,075	2,275
5% 2/15/24	1,605	1,807
5% 2/15/25	1,675	1,935
5% 2/15/26	1,225	1,447
Series 2019, 5% 2/15/29	2,425	2,764
Univ. of Akron Gen. Receipts Series 2019 A:
5% 1/1/23	400	440
5% 1/1/24	760	861
5% 1/1/25	1,100	1,281

TOTAL OHIO		63,350

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	565
5% 8/15/25	500	579
5% 8/15/26	800	946
Oklahoma Dev. Fin. Auth. Rev. Series 2004 A, 2.375% 12/1/21 (a)	1,320	1,337
Oklahoma Hsg. Fin. Agcy. Collateralized Bonds Series 2019, 1.6%, tender 7/1/22	480	480

TOTAL OKLAHOMA		3,907

Oregon - 1.4%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 2.4%, tender 5/2/22 (a)(b)	2,500	2,476
Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	2,275	2,250
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	13,550	14,452
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	21,105	21,367

TOTAL OREGON		40,545

Pennsylvania - 1.7%
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.) Series 2020 B1, 5%, tender 2/1/25 (a)	665	738
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24	1,475	1,689
5% 6/1/25	1,150	1,354
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,445	2,454
Series B, 1.8%, tender 8/15/22 (a)	5,245	5,277
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/20	1,230	1,249
5% 10/1/23	190	209
Series 2019, 5% 9/1/29	1,000	1,228
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	1,700	1,723
Series 2017 A, 1.7%, tender 8/3/20 (a)(b)	3,220	3,216
Pennsylvania Gen. Oblig. Series 2017, 5% 1/1/27	3,955	4,845
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/21	270	287
5% 12/1/22	835	918
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	1,140	1,194
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	4,890	5,198
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/24	490	557
Series 2017 B, 5% 7/1/24 (b)	2,445	2,741
Philadelphia Auth. for Indl. Dev. Series 2020 C, 3% 11/1/20 (d)	400	401
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,225	1,285
Philadelphia School District:
Series 2018 A:
5% 9/1/24	1,000	1,153
5% 9/1/25	700	828
5% 9/1/26	750	900
Series 2019 A:
5% 9/1/21	985	1,037
5% 9/1/22	1,250	1,360
5% 9/1/23	315	353
5% 9/1/24	1,050	1,210
5% 9/1/25	1,200	1,419
Series 2019 B, 5% 9/1/24	1,000	1,153
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	371
5% 3/1/26 (FSA Insured)	260	309
5% 3/1/27 (FSA Insured)	250	304
5% 3/1/28 (FSA Insured)	245	298

TOTAL PENNSYLVANIA		47,258

Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/20	645	647
5% 5/15/21	1,475	1,528
5% 5/15/22	1,955	2,083
5% 5/15/23	1,180	1,291
5% 5/15/24	2,300	2,573
5% 5/15/25	5,385	6,155
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	5,910	6,915
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	960	1,040
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/23 (b)	750	835
5% 12/1/24 (b)	1,000	1,140
5% 12/1/25 (b)	1,250	1,454
5% 12/1/26 (b)	1,000	1,183
5% 12/1/28 (b)	510	622
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	1,885	2,041
5% 6/1/26	3,425	3,724
5% 6/1/27	980	1,057

TOTAL RHODE ISLAND		34,288

South Carolina - 0.8%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,165
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,837
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,780
5% 12/1/26	1,075	1,220
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	1,425	1,556
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	980	1,002
Series 2014 C:
5% 12/1/22	1,075	1,165
5% 12/1/23	4,890	5,444
Series A, 5% 12/1/23	2,995	3,334

TOTAL SOUTH CAROLINA		23,503

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/20	610	620
4% 11/1/21	490	511
5% 11/1/22	365	399

TOTAL SOUTH DAKOTA		1,530

Tennessee - 1.3%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/21	650	681
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (b)	2,000	2,335
5% 7/1/27 (b)	2,000	2,373
5% 7/1/28 (b)	3,000	3,611
5% 7/1/29 (b)	3,800	4,632
5% 7/1/30 (b)	3,000	3,701
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	11,590	12,523
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,040	6,187

TOTAL TENNESSEE		36,043

Texas - 10.9%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,129
Austin Arpt. Sys. Rev. Series 2019 B:
5% 11/15/23 (b)	600	667
5% 11/15/24 (b)	625	707
5% 11/15/25 (b)	650	750
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	490	503
5% 1/1/22	1,465	1,558
5% 1/1/23	2,395	2,528
5% 1/1/24	3,295	3,532
5% 1/1/26	2,800	3,090
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B1, 1.25%, tender 8/15/22 (a)	2,420	2,419
Series 2014 B2, 1.4%, tender 8/17/20 (a)	3,220	3,218
Series 2014 B3, 1.4%, tender 8/17/20 (a)	3,485	3,482
Series 2015 B2, 2.125%, tender 8/16/21 (a)	16,000	16,113
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	3,445	3,755
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/21	2,935	3,111
5% 11/1/22	4,890	5,275
Series 2014 D, 5% 11/1/23 (b)	1,905	2,086
Dallas Independent School District Bonds:
Series 2016 B5, 5%, tender 2/15/21 (a)	7,825	8,054
Series 2016, 5%, tender 2/15/22 (a)	150	161
Series B6:
5%, tender 2/15/22 (a)	3,865	4,143
5%, tender 2/15/22 (a)	3,900	4,142
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (a)	1,970	2,007
Series 2016, 0% 8/15/25	1,610	1,501
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	9,990	10,014
Series C, 1.35%, tender 8/1/20 (a)	1,695	1,694
Series D, 1.5%, tender 8/1/21 (a)	3,060	3,056
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	1,670	1,852
Fort Worth Independent School District Series 2015, 5% 2/15/22	1,580	1,696
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 2.15%, tender 5/1/20 (a)(b)	2,000	2,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2019 B, 5%, tender 12/1/26 (a)	6,345	7,576
Series 2014 A, 5% 12/1/26	1,085	1,227
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (b)	3,720	3,955
Series 2018 A:
5% 7/1/23 (b)	750	817
5% 7/1/25 (b)	1,550	1,758
Houston Independent School District Bonds:
Series 2012, 2.4%, tender 6/1/21 (a)	12,235	12,373
Series 2013 B, 2.4%, tender 6/1/21 (a)	5,880	5,946
Leander Independent School District Series 2013 A, 0% 8/15/21	1,870	1,841
Lewisville Independent School District Series 1996, 0% 8/15/21	2,110	2,074
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/22 (b)	1,000	1,075
5% 11/1/23 (b)	2,125	2,338
Lower Colorado River Auth. Rev. Series 2010 B, 5% 5/15/21	2,965	2,978
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,774
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	1,645	1,676
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,834
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	1,845	1,891
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,656
North Texas Tollway Auth. Rev.:
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	16,800	17,829
Series 2011 D, 5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	4,100	4,323
Northside Independent School District Bonds:
Series 2019, 1.6%, tender 8/1/24 (a)	7,330	7,286
2%, tender 6/1/21 (a)	11,865	11,919
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	6,615	6,605
Prosper Independent School District Bonds Series 2019 B, 2%, tender 8/15/23 (a)	10,000	10,194
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	980	996
San Antonio Arpt. Sys. Rev.:
Serie 2019 A, 5% 7/1/24 (b)	1,750	1,952
Series 2019 A, 5% 7/1/23 (b)	555	606
Series 2019 A:
5% 7/1/22 (b)	705	752
5% 7/1/22 (b)	690	735
5% 7/1/23 (b)	505	550
5% 7/1/24 (b)	1,000	1,114
5% 7/1/25 (b)	1,250	1,421
5% 7/1/25 (b)	1,350	1,531
5% 7/1/26 (b)	1,500	1,735
5% 7/1/26 (b)	1,250	1,442
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 B, 2%, tender 12/1/21 (a)	3,965	3,981
Series 2018, 2.75%, tender 12/1/22 (a)	10,100	10,338
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	980	1,034
5% 9/15/22	3,365	3,664
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (a)	7,420	7,460
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	735	773
5% 8/15/23	980	1,095
Series 2013, 5% 9/1/20	895	909
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (MRC Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	2,875	2,991
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,762
Series 2017 A, 5% 2/15/24	1,955	2,228
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	1,710	1,711
Series 2019 E2, 2.25%, tender 8/1/22 (a)	6,805	6,815
Series 2013 B, 5.25% 8/1/21 (b)	8,805	9,268
Series 2018, 4% 8/1/21 (b)	2,340	2,425
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,160	17,160
Texas Wtr. Dev. Board Rev. Series 2018 B, 5% 4/15/23	4,000	4,450
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	4,920	4,955
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,740

TOTAL TEXAS		306,781

Utah - 0.8%
Utah Gen. Oblig. Series 2020:
5% 7/1/24	9,940	11,521
5% 7/1/25	10,000	11,911

TOTAL UTAH		23,432

Vermont - 0.0%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (St. Michael's College Proj.) Series 2012, 5% 10/1/22	300	314
Virginia - 0.5%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	590	594
5% 7/15/21	390	407
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,622
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	1,500	1,483
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	2,605	2,600
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,357
5% 6/15/25	980	1,151
5% 6/15/26	1,680	2,020
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	945	935
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds Series 2009 A, 2.15%, tender 9/1/20 (a)	1,175	1,173
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	800	819

TOTAL VIRGINIA		15,161

Washington - 1.6%
Grant County Pub. Util. District #2 Series 2012 A, 5% 1/1/21 (Escrowed to Maturity)	1,825	1,879
King County Hsg. Auth. Rev. Series 2019:
4% 11/1/24	1,075	1,198
4% 11/1/25	1,260	1,429
4% 11/1/30	1,575	1,873
Pierce County Swr. Rev. Series 2012, 5% 8/1/20	3,200	3,241
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (b)	775	857
Series 2016 B:
5% 10/1/21 (b)	2,720	2,873
5% 10/1/22 (b)	2,445	2,660
5% 10/1/23 (b)	2,965	3,313
Series 2019:
5% 4/1/22 (b)	1,785	1,906
5% 4/1/23 (b)	1,785	1,960
5% 4/1/24 (b)	2,000	2,254
5% 4/1/25 (b)	2,000	2,308
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	195	199
5% 1/1/21	1,730	1,780
Series 2017:
5% 1/1/22	785	838
5% 1/1/25	660	773
5% 1/1/26	390	470
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	2,170	2,275
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	795	856
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	980	1,134
5% 8/15/26	2,135	2,522
5% 8/15/27	2,125	2,558
Bonds Series 2019 B, 5%, tender 8/1/24 (a)	4,475	5,022

TOTAL WASHINGTON		46,178

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	6,610	6,591
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (b)	1,300	1,332
5% 12/1/22 (b)	1,440	1,559
5.25% 12/1/23 (b)	1,505	1,683
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A, 5% 5/15/23 (c)	365	376
Wisconsin Health & Edl. Facilities:
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	3,305	3,621
Bonds Series 2018 B:
5%, tender 1/25/23 (a)	8,500	9,254
5%, tender 1/31/24 (a)	8,810	9,854
Series 2014:
5% 5/1/20	400	401
5% 5/1/21	625	647
Series 2019 A, 2.25% 11/1/26	1,000	938
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,447

TOTAL WISCONSIN		31,112

TOTAL MUNICIPAL BONDS
(Cost $2,702,189)		2,712,315

Municipal Notes - 1.7%
New York - 1.7%
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/20	3,500	$3,500
Series 2018 C, 5% 9/1/21	3,435	3,561
Series 2019 D1, 5% 9/1/22	38,000	40,176
TOTAL MUNICIPAL NOTES
(Cost $48,373)		47,237
	Shares	Value (000s)

Money Market Funds - 0.2%
Fidelity Municipal Cash Central Fund 2.42% (f)(g)
(Cost $5,470)	5,469,453	5,470
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $2,756,032)		2,765,022
NET OTHER ASSETS (LIABILITIES) - 1.6%		46,137
NET ASSETS - 100%		$2,811,159

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,485,000 or 0.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$165
Total	$165

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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